UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 23, 2016 to September 20, 2016

Commission File Number of issuing entity: 333-185282-07

Volkswagen Auto Loan Enhanced Trust 2014-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185282

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	47-6506612
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2 Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Amended Exhibit 99.1.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2014-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 23, 2016 to September 20, 2016. Please refer to the Form ABS-15G filed by the Securitizer on February 12, 2016 for additional information. The CIK number of the Securitizer is 0000833733.

On December 15, 2016, an error was discovered in the Exhibit 99.1—Monthly Servicer’s Certificate for the month of August 2016. Line 8, the Note Factor was misstated on the Monthly Servicer’s Certificate. Payments of principal and interest to investors were not affected and were correctly calculated in accordance with the transaction documents and stated in the Monthly Servicer’s Certificate. The amended version of the August 2016 Monthly Servicer’s Certificate was delivered to the Indenture Trustee on December 20, 2016.

This Form 10-D/A is an amendment to replace the Exhibit 99.1 that was originally attached to the Form 10-D filed on September 20, 2016

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Significant Enhancement Provider Information.

Not applicable

Item 8. Other Information.

Not applicable

Item 9. Exhibits.

Exhibit 99.1 Amended—Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

December 20, 2016	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2014-2

By VW Credit, Inc., as Servicer

By: /s/ Ina Reetz
Name: Ina Reetz
Title: General Manager Financial Reporting

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

Amended 99.1	Monthly Distribution Report